CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income	¥ 561,242	¥ 398,034	¥ 455,953
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	(4,715)	22,468	8,751
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	(1,278)	120	(84)
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	(148)	(20)	(76)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	31	16	59
Foreign currency translation adjustment, net of applicable taxes	(10,324)	29,678	31,653
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	(263)		6,010
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(21,634)	(9,159)	11,929
Prior service cost arising during period, net			3,361
Less: Amortization of prior service cost	(824)	(894)	(1,457)
Less: Curtailment gain			(3,294)
Less: Amortization of actuarial gains and losses	1,417	1,104	1,963
Less: Amortization of transition obligation	33	72	80
Total other comprehensive income (loss)	(37,705)	43,385	58,895
Comprehensive income	523,537	441,419	514,848
Less: Comprehensive (income) loss attributable to noncontrolling interests	(12,870)	11,683	8,583
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 510,667	¥ 453,102	¥ 523,431